Other Payables and Accruals (Details) - Schedule of other payables and accruals - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Payables And Accruals [Abstract]
Accruals	¥ 11,934	¥ 10,372
Other payables	34,718	39,057
Payable to database suppliers	3,327	3,000
Interest payables	184	5,749
Total other payables and accruals	50,163	58,178
Current	50,163	58,178
Non-current